UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	12-Nov-03

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	1,174,005

List of Other Included Managers:	NONE
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
							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	  4,499	  1,931,111	SH		SOLE	NONE	1,788,630	0	    142,481
AMERICAN INTL GROUP INC	COM		026874 10 7	56,103	     972,326	SH		SOLE	NONE	   718,729	0	    253,597
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	55,535	  3,210,094	SH		SOLE	NONE	2,374,768	0	    835,326
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	     825	                11	SH		SOLE	NONE	             11	0	                0
BEST BUY INC		COM		086516 10 1	80,210	  1,687,919	SH		SOLE	NONE	1,265,828	0	    422,091
CARDINAL HEALTH INC		COM		14149Y 10 8	57,887	     991,382	SH		SOLE	NONE	   747,660	0	    243,722
CONCORD EFS INC		COM		206197 10 5	45,709	  3,343,759	SH		SOLE	NONE	2,467,627	0	    876,132
DELL INC			COM		24702R 10 1	71,171	  2,129,589	SH		SOLE	NONE	1,602,124	0	    527,465
DISNEY WALT CO		COM DISNEY		254687 10 6	60,066	  2,977,963	SH		SOLE	NONE	2,248,271	0	    729,692
FISERV INC		COM		337738 10 8	63,751	  1,756,723	SH		SOLE	NONE	1,306,825	0	    449,898
HOME DEPOT INC		COM		437076 10 2	59,374	  1,864,182	SH		SOLE	NONE	1,351,082	0	    513,100
INTERPUBLIC GROUP COS INC	COM		460690 10 0	28,604	  2,025,794	SH		SOLE	NONE	1,392,519	0	    633,275
INTUIT			COM		461202 10 3	60,518	  1,254,512	SH		SOLE	NONE	   946,314	0	    308,198
JDS UNIPHASE CORP		COM		46612J 10 1	42,163	11,711,982	SH		SOLE	NONE	8,541,670	0	3,170,312
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	59,124	  2,467,595	SH		SOLE	NONE	1,861,064	0	    606,531
PEPSICO INC		COM		713448 10 8	  1,150	        25,095	SH		SOLE	NONE	     10,765	0	      14,330
PFIZER INC		COM		717081 10 3	51,770	  1,704,073	SH		SOLE	NONE	1,283,571	0	    420,502
QUEST DIAGNOSTICS INC	COM		74834L 10 0	58,746	     968,764	SH		SOLE	NONE	   719,955	0	    248,809
ROYAL DUTCH PETE CO		NY REG EUR .56	780257 80 4	     457	       10,335	SH		SOLE	NONE	        3,280	0	        7,055
SLM CORP		COM		78442P 10 6	60,850	  1,561,865	SH		SOLE	NONE	1,165,135	0	    396,730
TARGET CORP		COM		87612E 10 6	70,086	  1,862,496	SH		SOLE	NONE	1,383,389	0	    479,107
WALGREEN CO		COM		931422 10 9	58,846	  1,920,575	SH		SOLE	NONE	1,419,628	0	    500,947
WELLPOINT HEALTH NETWORK NEW	COM		94973H 10 8	61,644	     799,743	SH		SOLE	NONE	   609,910	0	    189,833
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	64,917	  1,261,019	SH		SOLE	NONE	   939,144	0	    321,875